Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,000,437	$ 6,960,258
Trade accounts receivable, net	705,382	958,705
Other receivables	749,810	2,031,415
Inventories	1,237,686	1,704,391
Restricted cash	454,268	117,063
Prepaid expenses	140,450	222,336
Total current assets	5,288,033	11,994,168
Long-term assets:
Vessels, net	47,228,704	48,826,128
Restricted cash	1,534,267	6,134,267
Total assets	54,051,004	66,954,563
Current liabilities
Long-term bank loans, current portion	4,970,000	4,870,241
Trade accounts payable	1,740,054	2,288,525
Accrued preferred dividends	870,512
Accrued expenses	1,315,470	1,301,805
Deferred revenues	542,971	417,634
Derivative		41,435
Due to related company	441,754	2,672,895
Total current liabilities	9,880,761	11,592,535
Long-term liabilities
Long-term bank loans, net of current portion	34,864,827	31,716,549
Vessel profit participation liability		1,067,500
Total long-term liabilities	34,864,827	32,784,049
Total liabilities	44,745,588	44,376,584
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 19,605 and 8,000 issued and outstanding, respectively)	7,654,577	18,757,361
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 12,515,645 issued and outstanding)	375,476	375,476
Additional paid-in capital	233,717,692	233,668,127
Accumulated deficit	(232,442,329)	(230,222,985)
Total shareholders’ equity	1,650,839	3,820,618
Total liabilities, mezzanine equity and shareholders’ equity	$ 54,051,004	$ 66,954,563